Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of New and Revised Standards and Interpretations

The accounting principles applied generally correspond to the policies used in the prior year.

NEW AND REVISED STANDARDS AND INTERPRETATIONS APPLIED FOR THE FIRST TIME IN THE FINANCIAL YEAR

Standard / Interpretation		Mandatory Application for financial years starting on	Adopted by the European Union	Impact on MorphoSys
IFRS 9	Financial Instruments	01/01/2018	yes	yes
IFRS 15 and IFRS 15 (A)	Revenue from Contracts with Customers	01/01/2018	yes	yes
IFRS 2 (A)	Classification and Measurement of Share-based Payment Transactions	01/01/2018	yes	yes
IFRS 4 (A)	Applying IFRS 9 ‘Financial Instruments’ with IFRS 4 ‘Insurance Contracts’	01/01/2018	yes	none
IFRS 15 (C)	Revenue from Contracts with Customers	01/01/2018	yes	yes
IAS 40 (A)	Transfers of Investment Property	01/01/2018	yes	none
IFRIC 22	Foreign Currency Transactions and Advance Consideration	01/01/2018	yes	none

	Annual Improvements to IFRS Standards 2014 – 2016 Cycle	01/01/2018	yes	none

Summary of Reclassification of Financial Assets

At the date of initial application the Group’s business model is to hold these financial instruments for collection of contractual cash flows, and the cash flows represent solely payments of principal and interest on the principal amount.

in 000’ €	Available-for-sale Financial Assets	Financial Assets at Fair Value through Profit or Loss	Financial Assets classified as Loans and Receivables	Other Financial Assets at Amortized Cost
Balance as of December 31, 2017	86,538	0	149,059	0
Reclassifications of “Available-for-sale Financial Assets” to “Financial Assets at Fair Value through Profit or Loss”	(86,538)	86,538	0	0
Reclassifications of “Financial Assets classified as Loans and Receivables” to “Other Financial Assets at Amortized Cost”	0	0	(149,059)	149,059
Impairment	0	0	0	(136)
Balance as of January 1, 2018	0	86,538	0	148,923

Summary of Other Financial Assets at Amortized Cost

No reclassification adjustment was required to be made to other financial assets at amortized cost under IFRS 9 compared to the application of IAS 39.

in 000’ €	Revaluation Reserve	Accumulated Deficit
Balance as of December 31, 2017	(105)	0
Reclassifications of “Available-for-sale Financial Assets” to “Financial Assets at Fair Value through Profit or Loss”	105	(105)
Balance as of January 1, 2018	0	(105)

Summary of Expected Twelve-month Loss for Financial Instruments

	Impairment IAS 39	General Impairment Model			Simplified Impairment Model		Accumulated Deficit
in 000’ €		Stage 1	Stage 2	Stage 3	Stage 2	Stage 3
Balance as of December 31, 2017	0	0	0	0	0	0	0
Other Financial Assets at Amortized Cost	0	(136)	0	0	0	0	(136)
Accounts Receivable	0	0	0	0	(112)	0	(112)
Balance as of January 1, 2018	0	(136)	0	0	(112)	0	(248)

Summary of Contract Liabilities

This effect resulted from license payments which, under IFRS 15, are to be realized at a specific point in time rather than over a period of time, as was the case under IAS 18.

in 000’ €	Current Portion of Contract Liability (2017: Current Portion of Deferred Revenue)	Contract Liability, Net of Current Portion (2017: Deferred Revenue, Net of Current Portion)	Accumulated Deficit
Balance as of December 31, 2017	1,389	306	0
Application of IFRS 15	(1,041)	(94)	1,135
Balance as of January 1, 2018	348	212	1,135

Summary of New and Revised Standards and Interpretations, Which Were Not Yet Mandatory for Financial Year or Were Not Yet Adopted by European Union, Were Not Applied

The following new and revised standards and interpretations that were not yet mandatory for the financial year or were not yet adopted by the European Union were not applied. Standards with the remark “yes” are likely to have an impact on the consolidated financial statements, and their impact is currently being assessed by the Group. Only those standards having a material impact are described in more detail. The impact on the consolidated financial statements of the amendments to IAS 1 and IAS 8 is not expected to be material and therefore these are not explained separately. Standards with the remark “none” are unlikely to have a material impact on the consolidated financial statements.

Standard / Interpretation		Mandatory Application for financial years starting on	Adopted by the European Union	Possible Impact on MorphoSys
IFRS 3 (A)	Business Combinations	01/01/2020	no	none
IFRS 16	Leases	01/01/2019	yes	yes
IFRS 17	Insurance Contracts	01/01/2021	no	none
IFRS 9 (A)	Prepayment Features with Negative Compensation	01/01/2019	yes	none
IAS 1 und IAS 8 (A)	Definition of Material	01/01/2020	no	yes
IAS 19 (A)	Plan Amendment, Curtailment or Settlement	01/01/2019	no	none
IAS 28 (A)	Long-term Interests in Associates and Joint Ventures	01/01/2019	yes	none
IFRIC 23	Uncertainty over Income Tax Treatments	01/01/2019	yes	none
	Amendments to References to the Conceptual Framework in IFRS Standards	01/01/2020	no	none
	Annual Improvements to IFRS Standards 2015 – 2017 Cycle	01/01/2019	no	none

(A)	Amendments

Summary of Changes in Impairment Losses for Credit Risks

The changes in impairment losses for credit risks required to be recognized under IFRS 9 on the financial year’s profit or loss in the line item “impairment losses on financial assets” (see Item 2.4 of the Notes) were as follows. Negative values represent additions and positive values represent reversals of this risk provision. No utilization of impairments was recognized in 2018. The increase of this risk provision resulted from a higher volume of financial assets at amortized cost due to the cash raised in connection with the IPO on the Nasdaq and higher premiums on counterparties’ credit default swaps compared with January 1, 2018.

	General Impairment Model			Simplified Impairment Model		Total
in 000’ €	Stage 1	Stage 2	Stage 3	Stage 2	Stage 3
Balance as of January 1, 2018	(136)	0	0	(112)	0	(248)
Unused Amounts Reversed	0	0	0	112	0	112
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(570)	(465)	0	(90)	0	(1,125)
Change between Impairment Stages	41	(41)	0	0	0	0
Amounts written off during the Year as uncollectible	0	0	0	0	0	0
Balance as of December 31, 2018	(665)	(506)	0	(90)	0	(1,261)

Summary of Impairment Losses for Credit Risks on Financial Assets

The Group recognizes impairment losses for credit risks on financial assets as of December 31, 2018 as follows.

Balance Sheet Item	Internal Credit Rating	Basis for Recognition of Expected Credit Loss Provision	Gross Carrying Amount (in 000’ €)	Impairment (in 000’ €)	Carrying Amount (in 000’ €)	Average Impairment Rate
Cash and Cash Equivalents	low	Expected Twelve-Month Loss	43,165	(16)	43,149	0.0%
Other Financial Assets at Amortized Cost	low	Expected Twelve-Month Loss	275,805	(649)	275,156	0.2%
	medium	Lifetime Expected Credit Losses	93,102	(506)	92,596	0.5%
Accounts Receivable	low	Lifetime Expected Credit Losses	17,823	(90)	17,733	0.5%

Summary of Accounts Receivables by Region

The table below shows accounts receivables by region as of the reporting date.

in €	12/31/2018	12/31/2017
Europe and Asia	13,176,523	8,838,884
USA and Canada	4,646,410	2,395,424
Other	0	0
Impairment	(90,000)	0

Total	17,732,933	11,234,308

Summary of Aging of Accounts Receivable

The following table shows the aging of accounts receivable as of the reporting date. The loss rate for accounts receivable is valued at 0.5% as of December 31, 2018.

	12/31/2018	12/31/2018	12/31/2018	12/31/2018
in €; due since	0 - 30 days	30 - 60 days	60 + days	Total
Accounts Receivable	17,822,933	0	0	17,822,933
Impairment	(90,000)	0	0	(90,000)
Accounts Receivable, Net of Allowance for Impairment	17,732,933	0	0	17,732,933

	12/31/2017	12/31/2017	12/31/2017	12/31/2017
in €; due since	0 - 30 days	30 - 60 days	60 + days	Total
Accounts Receivable	11,234,308	0	0	11,234,308
Write-off	0	0	0	0
Accounts Receivable, Net of Allowance for Impairment	11,234,308	0	0	11,234,308

Summary of Maturities of Accounts Payable

The following table shows the maturities of accounts payable as of the reporting date.

	12/31/2018	12/31/2018	12/31/2018
in €; due in	Between One and Twelve Months	More than 12 Months	Total
Trade Accounts Payable	7,215,127	0	7,215,127
Convertible Bonds due to Related Parties	71,517	0	71,517

	12/31/2017	12/31/2017	12/31/2017
in €; due in	Between One and Twelve Months	More than 12 Months	Total
Trade Accounts Payable	4,621,918	0	4,621,918
Convertible Bonds due to Related Parties	87,785	0	87,785

Summary of Exposure to Foreign Currency Risk

The table below shows the Group’s exposure to foreign currency risk based on the items’ carrying amounts.

as of December 31, 2018; in €	EUR	US$	Other	Impairment	Total
Cash and Cash Equivalents	38,732,565	6,743,271	0	(16,000)	45,459,836
Financial Assets at Fair Value through Profit or Loss	34,971,116	9,610,148	0	0	44,581,264
Other Financial Assets at Amortized Cost	365,823,783	0	0	(1,152,000)	364,671,783
Accounts Receivable	17,570,035	252,898	0	(90,000)	17,732,933
Restricted Cash (included in Other Current Assets)	772,425	12,901	0	(3,000)	782,326
Accounts Payable and Accruals	(43,638,268)	(1,122,347)	0	0	(44,760,615)

Total	414,231,656	15,496,871	0	(1,261,000)	428,467,527

as of December 31, 2017; in €	EUR	US$	Other	Impairment	Total
Cash and Cash Equivalents	74,289,250	2,299,879	0	0	76,589,129
Available-for-sale Financial Assets	86,538,195	0	0	0	86,538,195
Financial Assets classified as Loans and Receivables	149,059,254	0	0	0	149,059,254
Accounts Receivable	11,199,652	34,656	0	0	11,234,308
Restricted Cash (included in Other Current Assets)	1,132,782	0	0	0	1,132,782
Accounts Payable and Accruals	(44,655,328)	(156,390)	0	0	(44,811,718)
Gesamt	277,563,805	2,178,145	0	0	279,741,950

Summary of Fair Values of Financial Assets and Liabilities and Carrying Amounts

The table below shows the fair values of financial assets and liabilities and the carrying amounts presented in the consolidated balance sheet.

December 31, 2018
in 000’ €	Note	Hierarchy Level	Not classified into a Measurement Category	Financial Assets at Amortized Cost	Financial Assets at Fair Value (Through Profit or Loss)
Cash and Cash Equivalents	5.1	*		45,460	0
Financial Assets at Fair Value through Profit or Loss	5.2	1		0	44,581
Other Financial Assets at Amortized Cost	5.2	*		268,923	0
Accounts Receivable	5.3	*		17,733	0
Other Receivables
thereof Financial Assets		*		81
thereof Forward Exchange Contracts used for Hedging	5.4	2		0	66
Current Assets				332,197	44,647
Other Financial Assets at Amortized Cost, Net of Current Portion	5.2	2		95,749	0
Shares at Fair Value through Other Comprehensive Income	5.8	3		0	0
Prepaid Expenses and Other Assets, Net of Current Portion	5.9
thereof Non-Financial Assets		n/a	2,271
thereof Restricted Cash		2		711	0
Non-current Assets			2,271	96,460	0

Total			2,271	428,657	44,647

Accounts Payable and Accruals	6.1	*		0	0
Current Liabilities				0	0
Convertible Bonds – Liability Component		2		0	0
Non-current Liabilities				0	0

Total				0	0

* Declaration waived in accordance with IFRS 7.29 (a). For these instruments the carrying amount is a reasonable approximation of fair value.

Financial Assets at Fair Value (Through Other Comprehensive Income)	Financial Liabilities at Amortized Cost	Financial Liabilities at Fair Value	Total Carrying Amount	Fair value
0	0	0	45,460	*
0	0	0	44,581	44,581
0	0	0	268,923	*
0	0	0	17,733	*
			147
			81	*
0	0	0	66	66
0	0	0	376,844
0	0	0	95,749	95,749
232	0	0	232	0
			2,982
			2,271	n/a
0	0	0	711	701
232	0	0	98,963

232	0	0	475,807

0	(44,761)	0	(44,761)	*
0	(44,761)	0	(44,761)
0	(72)	0	(72)	(72)
0	(72)	0	(72)

0	(44,833)	0	(44,833)

December 31, 2017
in 000’ €	Note	Hierarchy Level	Not classified into a Measurement Category	Loans and Receivables
Cash and Cash Equivalents	5.1	*		76,589
Available-for-sale Financial Assets	5.2	1		0
Financial Assets classified as Loans and Receivables	5.2	*		149,059
Accounts Receivable	5.3	*		11,234
Other Receivables	5.4	*		85
Prepaid Expenses and Other Current Assets
thereof Non-Financial Assets		n/a	15,788
thereof Restricted Cash	5.5	*		432
Current Assets			15,788	237,399
Prepaid Expenses and Other Assets, Net of Current Portion	5.9
thereof Non-Financial Assets		n/a	2,643
thereof Restricted Cash		2		701
Non-current Assets			2,643	701

Total			18,431	238,100

Accounts Payable and Accruals	6.1	*		0
Other Provisions
thereof Non-Financial Liabilities		n/a	(886)
thereof Forward Exchange Contracts used for Hedging		2		0
Current Liabilities			(886)	0
Convertible Bonds – Liability Component		2		0
Non-current Liabilities				0

Total			(886)	0

* Declaration waived in line with IFRS 7.29 (a). For these instruments carrying amount is a reasonable approximation of fair value.

Available-for-sale	Other Financial Liabilities	Total Carrying Amount	Fair value
0	0	76,589	*
86,538	0	86,538	86,538
0	0	149,059	*
0	0	11,234	*
0	0	85	*
		16,220
		15,788	n/a
0	0	432	*
86,538	0	339,725
		3,344
		2,643	n/a
0	0	701	701
0	0	3,344

86,538	0	343,069

0	(44,812)	(44,812)	*
		(1,186)
		(886)	n/a
0	(300)	(300)	(300)
0	(45,112)	(45,998)
0	(88)	(88)	(88)
0	(88)	(88)

0	(45,200)	(46,086)

Summary of Capital Management

in 000’ €	12/31/2018	12/31/2017
Stockholders’ Equity	488,373	358,671
In % of Total Capital	90.6%	86.3%
Total Liabilities	50,391	56,727
In % of Total Capital	9.4%	13.7%

Total Capital	538,764	415,398

Summary of Estimated Useful Life or Remaining Term of Lease of Property Plant and Equipment

Asset Class	Useful Life	Depreciation Rates
Computer Hardware	3 years	33%
Low-value Laboratory and Office Equipment between € 250 and € 800	Immediately	100%
Permanent Improvements to Property/Buildings	10 years	10%
Office Equipment	8 years	13%
Laboratory Equipment	4 years	25%

Summary of Intangible Assets and Goodwill

Goodwill is tested annually for impairment as required by IAS 36 (see Item 5.7.5 in the Notes).

Intangible Asset Class	Useful Life	Amortization Rates
Patents	10 years	10%
License Rights	8 - 10 years	13%-10%
In-process R&D Programs	Not yet amortized, Impairment Only	-
Software	3 - 5 years	33%-20%
Goodwill	Impairment Only	-